Stockholders' equity (Details 1) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Outstanding Options, beginning balance, shares	4,884,963	5,709,049		6,339,031
Options granted, shares	2,950,000	559,000		379,000
Options exercised, shares		(85,051)		(772,483)
Options forfeited, shares	(1,302,132)	(258,482)		(183,832)
Options expired, shares	(942,250)	(1,039,553)		(52,667)
Oustanding options, ending balance, shares	5,590,581	4,884,963		5,709,049
Option Outstanding, Weighted average exercise price	7.05	7.65		7.45
Options granted, Weighted average exercise price	0.42	4.28		7.28
Options exercised, Weighted Average Exercise Price		4.84	[1]	5.85	[1]
Options forfeited, Weighted average exercise price	6.18	7.82		7.89
Options expired, Weighted average exercise price	11.95	8.81		6.99
Outstanding, Weighted Average Exercise Price	2.93	7.05		7.65
Option Outstanding, Weighted average remaining contractual life	2 years 11 months 9 days	1 year 11 months 27 days		2 years 2 months 27 days
Option Outstanding, Aggregate intrinsic value	65	0		4,525
Exercisable, shares	3,882,209
Exercisable, Weighted average exercise price	3.97
Exercisable, Weighted average remaining contractual life	2 years 2 months 23 days
Exercisable, Aggregate intrinsic value	26
Vested and expected to vested, shares	5,438,447
Vested and expected to vest, Weighted average exercise price	3.00
Vested and expected to vest, Weighted average remaining contractual life	2 years 10 months 21 days
Vested and expected to vest, Aggregate intrinsic value	59

[1]	During the year ended December 31, 2011, the Company issued 3,577 (2010 - 95,757) shares in exchange for 11,899 (2010 - 329,789) stock options in cashless exercise transactions.